Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Finance Leases [Table Text Block]

Year	Commitment
Remainder of 2019	$30,336
2020	$56,364
2021	$56,202
2022	$56,193
2023	$56,184
Thereafter	$376,750

Lessee, Operating Lease, Disclosure [Table Text Block]

	Lease Commitment	Non-Lease Commitment	Total Commitment
	$	$	$
As at June 30, 2019
Payments:
July to December 2019	6,565	5,165	11,730
2020	12,701	9,976	22,677
2021	792	550	1,342
Total payments	20,058	15,691	35,749
Less: imputed interest	(969)
Carrying value of operating lease liabilities	19,089

As at June 30, 2019, minimum commitments to be incurred by the Company under short-term time charter-in contracts, were approximately $6.0 million (remainder of 2019) and $0.6 million (2020). As at December 31, 2018, minimum commitments to be incurred by the Company relating to eight chartered-in vessels accounted for as operating leases, including three workboats for the Company's lightering support services, were approximately $36.9 million (2019), $23.5 million (2020) and $2.0 million (2021).

Obligations Related to Finance Leases [Table Text Block]

	As at	As at
	June 30, 2019	December 31, 2018
	$	$
Total obligations related to finance leases	426,936	375,289
Less: current portion	(24,397)	(20,896)
Long-term obligations related to finance leases	402,539	354,393